Fair Value Measurements Concentration of Credit Risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Concentration Risk [Line Items]
Trade accounts and other receivables	$ 996	$ 992
Chesapeake Energy Corporation [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Consolidated revenue, major customer, percentage	6.00%	8.00%	10.00%
Chesapeake Energy Corporation [Member] | Customer Concentration Risk [Member] | Accounts receivable [Member]
Concentration Risk [Line Items]
Trade accounts and other receivables	$ 78
NGLs, natural gas, and related products and services [Member]
Concentration Risk [Line Items]
Trade accounts and other receivables	613	$ 626
Transportation of natural gas and related products [Member]
Concentration Risk [Line Items]
Trade accounts and other receivables	277	232
Accounts Receivable related to revenues from contracts with customers [Member]
Concentration Risk [Line Items]
Trade accounts and other receivables	890	858
Other Receivable [Member]
Concentration Risk [Line Items]
Trade accounts and other receivables	$ 106	$ 134